Consolidated statements of changes in equity (deficit) (Parenthetical) - USD ($)	6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Consolidated statements of changes in equity (deficit)
Transaction costs	$ 896,174	$ 1,891,037